FINANCIAL RISK MANAGEMENT (Details)		3 Months Ended							12 Months Ended
		Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Fuel-Price Risk [Member] | Fuel options [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage of coverage over the expected volume of consumption	[1]	15.00%	40.00%	58.00%	66.00%	5.00%	12.00%	19.00%	45.00%	12.00%

[1]	The volume shown in the table considers all the hedging instruments (swaps and options).